Note 53 Transactions with members of the board of directors and senior management balance at 31st december (Details) - EUR (€) € in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Director [Member]
Nature of the transactions [Line Items]
Loans and credits to related parties		€ 1,741	€ 2,176	€ 531
Bank guarantees to related parties		0	0	0
Total for all related parties [member]
Nature of the transactions [Line Items]
Loans and credits to related parties		204	210	243
Bank guarantees to related parties		0	0	0
Senior management [Member]
Nature of the transactions [Line Items]
Loans and credits to related parties	[1]	5,285	4,664	5,553
Bank guarantees to related parties	[1]	10	10	10
Related parties of senior management [Member]
Nature of the transactions [Line Items]
Loans and credits to related parties		369	688	727
Bank guarantees to related parties		€ 0	€ 0	€ 0

[1]	(1) Excluding executive directors.